FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

September 9, 2015

Asen Parachkevov

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INCOME SECURITIES TRUST

(the “Trust” or “Registrant”)

Federated Enhanced Treasury Income Fund

1933 Act File No. 333-206249

1940 Act File No. 811-4577

Dear Mr. Parachkevov:

Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933 to the Registration Statement of the above-referenced Trust on Form N-14. This filing has been redlined to indicate changes that have been made to the Registration Statement on Form N-14 since the initial filing submitted via EDGAR on August 7, 2015.

Please note that on September 3, 2015, the Registrant filed a delaying amendment to its Registration Statement pursuant to Rules 477 and 478 under the Securities Act of 1933, as amended (the “Securities Act”), to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Comments to the Trust’s initial Registration Statement on Form N-14, regarding the reorganization of Federated Enhanced Treasury Income Fund, a closed-end fund (“FTT”), into a newly created series of the Trust, Federated Enhanced Treasury Income Fund (“Acquiring Fund”) were received on August 28, 2015. We believe that the responses below and corresponding edits to the Prospectus/Proxy Statement are fully responsive to the staff’s comments, and resolve any matters raised. We are aware that the staff prefers to establish a formal record of correspondence with registrants. Accordingly, please find the Trust’s formal responses to your comments below.

Comment 1: Rule 488 Automatic Effectiveness is not available because the disclosure under the section “Reasons for the Proposed Reorganization” was not included in the preliminary N-14 filing.

RESPONSE: A delaying amendment with respect to the Trust’s Registration Statement on Form N-14 was filed on September 3, 2015.

Comment 2: Please complete the section “Reasons for the Proposed Reorganization.”

RESPONSE: The disclosure has been completed.

Comment 3: In the fee table, the expense ratios are shown to increase from 98 basis points for FTT to 167 basis points (pre-waivers) for the Acquiring Fund. Please explain supplementally why the expenses are increasing and the components/assumptions of the expenses for the Acquiring Fund.

RESPONSE: The expenses associated with operating a closed-end fund differ from the expenses associated with operating an open-end fund. For example, as a series of the Trust, there are additional service provider fees, including administration fees, as well as state blue sky fees, which affect the Acquiring Fund’s “Other Expenses”. In addition, it is expected that share redemptions in the Acquiring Fund will reduce the size of the Acquiring Fund and so, for purposes of estimating expenses for the fee table, an assumption was made that the Acquiring Fund would have $50 million in assets. Spreading costs over a small asset base will lead to a higher expense ratio. Revisions have been made in the introductory paragraph to the fee table to more clearly identify the assumption made regarding the impact of anticipated redemptions.

Comment 4: Under the Fee Table, please remove the last sentence of the second footnote as it is already reflected in the table.

RESPONSE: The requested revision has been made.

Comment 5: Under the heading, “Comparison of the Funds,” define duration and clarify the Duration Strategy. Complete the duration bracket for the Barclays U.S. Treasury Bond Index.

RESPONSE:

Duration has been defined. Appropriate clarifying cross-references have been added to the section on Duration Strategy. The duration bracket for the Index has been completed.

Comment 6: Please revise the heading “Difference in Investment Strategies” to “Differences in Fund Structure,” or something similar as this section appears to focus more on the impact of the differences in the structures of closed-end funds and open-end funds.

RESPONSE: The requested revision to the heading has been made. In addition, a sentence has been added to the introductory paragraph of that section to further clarify the content.

Comment 7: In that same section, under the heading “Senior Securities and Borrowings,” replace the word “where” with “unless” or otherwise clarify the following sentence:

“The 1940 Act prohibits open-end funds from issuing “senior securities” other than bank borrowings where there is asset coverage of at least 300% and an additional 5% that may be borrowed for temporary purposes.”

RESPONSE: The disclosure has been revised as follows:

“The 1940 Act prohibits open-end funds from issuing “senior securities” other than bank borrowings, provided that there is asset coverage of at least 300%, and an additional 5% that may be borrowed for temporary purposes.”

Comment 8: Under the “Comparison of Investment Limitations” section, the “Issuing Senior Securities” disclosure refers to: “… (1) above.” To what does this refer? Please revise the sentence to clarify. In addition, please confirm that “Issuing Senior Securities” limitation disclosure for the Acquiring Fund is identical. If it is not, please include the full Acquiring Fund limitation in place of the word “Same.”

RESPONSE: The “Issuing Senior Securities” limitation for FTT has been revised to clarify the reference. The language for the comparable limitation for the Acquiring Fund has been included in the table as well.

Comment 9: Under the “Federal Income Tax Consequences” section, there is no disclosure about loss carryforwards. Please confirm supplementally whether any is needed.

RESPONSE: As the Reorganization described in the registration statement is a shell reorganization, it will not affect any loss carryforwards that may exist.

Comment 10: Please, remove all stray references to “Sub-Adviser.” (See “Information about FTT and the Acquiring Fund.”)

RESPONSE: All references to “Sub-Adviser” have been removed.

Assuming that our responses to your comments and the other changes made to the Registration Statement on Form N-14 meet with your approval, the Registrant and its principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to 4:00 P.M. on September 10, 2015 or as soon thereafter as the Commission shall deem appropriate.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If you have any questions, please do not hesitate to contact Jennifer Gonzalez at (202) 778-9286 or Leslie Petrone at (724) 720-8840.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Assistant Secretary of the Registrant

Secretary

Federated Securities Corp.